SCHEDULE OF NET DEFERRED TAX AMOUNT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets valuation allowance	$ (3,950,358)	$ (2,717,209)	$ (1,020,585)
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets	3,284,218	2,213,108
Deferred tax assets valuation allowance	(3,284,218)	(2,213,108)
NET DEFERRED STATE TAX ASSETS, NET OF ALLOWANCE
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets	666,140	504,101
Deferred tax assets valuation allowance	(666,140)	(504,101)
NET DEFERRED STATE TAX ASSETS, NET OF ALLOWANCE